Sale of Business - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disposal Of Business [Line Items]
Net consideration received			$ 553,018
Gain (loss) on sale of business			$ 73,653
Other liabilities adjustment
Disclosure Of Disposal Of Business [Line Items]
Gain (loss) on sale of business		$ 3,000
Truckload, Temp Control and Mexican non asset logistics businesses
Disclosure Of Disposal Of Business [Line Items]
Net consideration received	$ 553,000
Incremental selling costs	$ 4,500